UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23214

GraniteShares ETF Trust
(Exact name of registrant as specified in charter)

205 Hudson Street, 7th floor
New York, New York 10013
(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

205 Hudson Street, 7th floor
New York, New York 10013
(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1401 I St., N.W., Suite 1100

Washington, DC 20005-2220

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF

February 28, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 90.9%
Capital Markets – 19.3%
AllianceBernstein Holding LP(a)	990	$26,334
Apollo Global Management LLC, Class A(a)	4,456	146,157
Apollo Investment Corp.	2,440	12,786
Ares Capital Corp.	4,650	73,423
Ares Management LP(a)	2,332	56,901
Arlington Asset Investment Corp., Class A	260	2,813
Artisan Partners Asset Management, Inc., Class A	780	26,325
BlackRock Capital Investment Corp.	800	4,408
Blackstone Group LP (The)(a)	13,177	448,018
Carlyle Group LP (The)(a)	3,726	85,139
Cohen & Steers, Inc.	220	8,800
Diamond Hill Investment Group, Inc.	35	7,176
Ellington Financial LLC(a)	330	4,660
Federated Investors, Inc., Class B	1,020	33,232
Fidus Investment Corp.	260	3,349
FS Investment Corp.	2,650	18,815
Gladstone Capital Corp.	260	2,246
Gladstone Investment Corp.	350	3,482
Goldman Sachs BDC, Inc.	430	8,273
Golub Capital BDC, Inc.	650	11,648
Hercules Capital, Inc.	910	10,965
Invesco Ltd.	4,475	145,617
KKR & Co. LP(a)	9,102	195,329
Main Street Capital Corp.	570	20,286
Medley Capital Corp.	589	2,438
Monroe Capital Corp.	220	2,823
New Mountain Finance Corp.	750	9,487
Newtek Business Services Corp.	164	2,770
Oaktree Capital Group LLC(a)	1,871	78,021
Oaktree Specialty Lending Corp.	1,330	5,719
Oaktree Strategic Income Corp.	300	2,334
PennantPark Floating Rate Capital Ltd.	350	4,368
PennantPark Investment Corp.	790	5,491
Prospect Capital Corp.	3,778	25,086
Pzena Investment Management, Inc., Class A	710	7,725
Solar Capital Ltd.	410	8,323
Solar Senior Capital Ltd.	150	2,481
Stellus Capital Investment Corp.	170	1,943

See accompanying Notes to Schedule of Investments.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

February 28, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
TCG BDC, Inc.	695	$12,003
TCP Capital Corp.	640	9,126
THL Credit, Inc.	360	2,988
TICC Capital Corp.	560	3,349
TPG Specialty Lending, Inc.	460	8,298
Triangle Capital Corp.	520	5,637
TriplePoint Venture Growth BDC Corp.	170	1,955
Waddell & Reed Financial, Inc., Class A	910	18,200
Westwood Holdings Group, Inc.	80	4,347
WhiteHorse Finance, Inc.	61	672
Total Capital Markets		1,581,766
Energy Equipment & Services – 0.1%
USA Compression Partners LP(a)	322	5,725
Equity Real Estate Investment – 40.9%(c)
Acadia Realty Trust(b)	846	20,372
Agree Realty Corp.(b)	292	13,753
Alexander’s, Inc.(b)	37	13,517
American Campus Communities, Inc.(b)	1,514	55,231
Apple Hospitality REIT, Inc.(b)	2,097	35,628
Armada Hoffler Properties, Inc.(b)	510	6,671
Bluerock Residential Growth REIT, Inc.(b)	271	2,041
Brixmor Property Group, Inc.(b)	3,095	48,096
CatchMark Timber Trust, Inc., Class A(b)	420	5,494
Chatham Lodging Trust(b)	454	8,258
Chesapeake Lodging Trust(b)	615	15,904
Colony NorthStar, Inc., Class A(b)	5,985	46,563
Columbia Property Trust, Inc.(b)	1,205	25,100
CoreCivic, Inc.(b)	1,237	25,717
CorEnergy Infrastructure Trust, Inc.(b)	120	4,304
Corporate Office Properties Trust(b)	1,089	27,181
CubeSmart(b)	1,980	53,084
DDR Corp.(b)	3,127	24,391
DiamondRock Hospitality Co.(b)	2,004	20,601
Education Realty Trust, Inc.(b)	835	26,002
EPR Properties(b)	714	41,148
Farmland Partners, Inc.(b)	320	2,406
Four Corners Property Trust, Inc.(b)	674	14,801

See accompanying Notes to Schedule of Investments.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

February 28, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment (continued)
Franklin Street Properties Corp.(b)	1,170	$9,465
Front Yard Residential Corp.(b)	591	6,200
Gaming and Leisure Properties, Inc.(b)	2,207	73,405
GEO Group, Inc. (The)(b)	1,350	28,755
Getty Realty Corp.(b)	331	7,812
GGP, Inc.(b)	6,283	133,011
Gladstone Commercial Corp.(b)	229	3,872
Global Net Lease, Inc.(b)	742	11,605
Government Properties Income Trust(b)	1,070	14,680
Gramercy Property Trust(b)	1,767	38,256
Highwoods Properties, Inc.(b)	1,035	44,515
Hospitality Properties Trust(b)	1,649	41,951
Host Hotels & Resorts, Inc.(b)	7,436	138,012
Independence Realty Trust, Inc.(b)	916	7,804
Investors Real Estate Trust(b)	1,330	6,184
Iron Mountain, Inc.(b)	3,116	98,029
Jernigan Capital, Inc.(b)	100	1,689
Kimco Realty Corp.(b)	4,328	64,747
Kite Realty Group Trust(b)	890	13,475
Lamar Advertising Co., Class A(b)	1,084	72,053
LaSalle Hotel Properties(b)	1,134	27,817
Lexington Realty Trust(b)	2,360	18,786
Liberty Property Trust(b)	1,615	63,405
Life Storage, Inc.(b)	500	39,280
Macerich Co. (The)(b)	1,098	64,716
MGM Growth Properties LLC, Class A(b)	2,568	67,410
National Retail Properties, Inc.(b)	1,529	56,940
One Liberty Properties, Inc.(b)	170	3,699
Outfront Media, Inc.(b)	1,530	31,380
Park Hotels & Resorts, Inc.(b)	1,611	41,870
Pebblebrook Hotel Trust(b)	692	23,535
Piedmont Office Realty Trust, Inc., Class A(b)	1,450	26,042
Preferred Apartment Communities, Inc., Class A(b)	404	5,628
Public Storage(b)	1,655	321,798
Ramco-Gershenson Properties Trust(b)	809	9,530
Realty Income Corp.(b)	2,839	139,622
Retail Opportunity Investments Corp.(b)	1,110	19,048

See accompanying Notes to Schedule of Investments.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

February 28, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment (continued)
Retail Properties of America, Inc., Class A(b)	2,285	$27,329
RLJ Lodging Trust(b)	1,743	34,529
Ryman Hospitality Properties, Inc.(b)	510	35,170
Select Income REIT(b)	700	12,719
Simon Property Group, Inc.(b)	3,137	481,561
Spirit Realty Capital, Inc.(b)	5,179	40,396
STAG Industrial, Inc.(b)	985	22,428
STORE Capital Corp.(b)	1,780	42,435
Summit Hotel Properties, Inc.(b)	1,040	13,697
Sunstone Hotel Investors, Inc.(b)	2,252	32,496
Tanger Factory Outlet Centers, Inc.(b)	967	21,583
Taubman Centers, Inc.(b)	615	35,953
UMH Properties, Inc.(b)	355	4,143
VEREIT, Inc.(b)	10,675	73,124
Washington Prime Group, Inc.(b)	1,950	12,773
Washington Real Estate Investment Trust(b)	868	21,943
Weingarten Realty Investors(b)	1,208	32,773
WP Carey, Inc.(b)	1,181	70,766
Xenia Hotels & Resorts, Inc.(b)	1,072	21,086
Total Equity Real Estate Investment		3,349,193
Mortgage Real Estate Investment – 7.3%
AG Mortgage Investment Trust, Inc.(b)	300	4,908
AGNC Investment Corp.(b)	4,303	77,196
Annaly Capital Management, Inc.(b)	12,788	128,264
Anworth Mortgage Asset Corp.(b)	1,040	4,742
Apollo Commercial Real Estate Finance, Inc.(b)	1,050	19,173
Arbor Realty Trust, Inc.(b)	710	6,078
ARMOUR Residential REIT, Inc.(b)	400	8,568
Blackstone Mortgage Trust, Inc., Class A(b)	1,186	36,825
Capstead Mortgage Corp.(b)	1,050	8,767
Chimera Investment Corp.(b)	2,081	34,878
CYS Investments, Inc.(b)	1,660	10,491
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	520	9,152
Invesco Mortgage Capital, Inc.(b)	1,260	19,366
Ladder Capital Corp.(b)	1,321	19,511
MFA Financial, Inc.(b)	4,324	30,787
MTGE Investment Corp.(b)	509	8,653
New Residential Investment Corp.(b)	3,651	58,891

See accompanying Notes to Schedule of Investments.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

February 28, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment (continued)
New York Mortgage Trust, Inc.(b)	1,250	$6,887
PennyMac Mortgage Investment Trust(b)	668	11,136
Redwood Trust, Inc.(b)	830	12,160
Starwood Property Trust, Inc.(b)	2,844	57,591
Two Harbors Investment Corp.(b)	1,915	28,131
Total Mortgage Real Estate Investment		602,155
Oil, Gas & Consumable Fuels – 23.3%
Alliance Holdings GP LP(a)	250	6,367
Alliance Resource Partners LP(a)	758	13,492
Andeavor Logistics LP(a)	972	45,179
Black Stone Minerals LP(a)	1,784	30,578
Buckeye Partners LP(a)	1,605	71,904
Cheniere Energy Partners LP(a)	646	18,941
CNX Midstream Partners LP(a)	400	6,964
Crestwood Equity Partners LP(a)	500	13,375
CVR Refining LP(a)	588	7,526
DCP Midstream LP(a)	991	35,517
Enable Midstream Partners LP(a)	905	12,543
Enbridge Energy Partners LP(a)	3,801	47,551
Energy Transfer Equity LP(a)	9,645	149,497
Energy Transfer Partners LP(a)	11,960	217,792
EnLink Midstream LLC	610	8,967
EnLink Midstream Partners LP(a)	1,811	26,441
Enterprise Products Partners LP(a)	16,217	412,236
Genesis Energy LP(a)	1,155	23,054
Golar LNG Partners LP (United Kingdom)(a)	540	9,985
Holly Energy Partners LP(a)	718	21,109
MPLX LP(a)	3,133	108,182
NGL Energy Partners LP(a)	1,317	16,133
NuStar Energy LP(a)	829	18,188
PBF Logistics LP(a)	350	6,842
Plains All American Pipeline LP(a)	4,725	99,697
Plains GP Holdings LP, Class A*	3,210	66,768
SemGroup Corp., Class A	738	16,384
Ship Finance International Ltd. (Norway)	690	9,971
Spectra Energy Partners LP(a)	975	38,308
Summit Midstream Partners LP(a)	510	8,593
Sunoco LP(a)	615	17,786
Tallgrass Energy Partners LP(a)	521	19,980

See accompanying Notes to Schedule of Investments.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

February 28, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	2,378	$106,178
TC PipeLines LP(a)	575	28,250
Teekay LNG Partners LP (Bermuda)(a)	593	10,971
Viper Energy Partners LP(a)	430	9,727
Western Gas Partners LP(a)	1,160	53,998
Williams Partners LP(a)	2,686	97,341
Total Oil, Gas & Consumable Fuels		1,912,315
Total Common Stocks
(Cost $7,851,220)		7,451,154
INVESTMENT COMPANIES – 8.4%
Aberdeen Asia-Pacific Income Fund, Inc.	2,820	13,451
Aberdeen Income Credit Strategies Fund	140	1,947
AllianceBernstein Global High Income Fund, Inc.	950	11,438
Apollo Senior Floating Rate Fund, Inc.	170	2,793
Apollo Tactical Income Fund, Inc.	160	2,485
Ares Dynamic Credit Allocation Fund, Inc.	260	4,230
Barings Global Short Duration High Yield Fund	220	4,116
BlackRock 2022 Global Income Opportunity Trust	230	2,185
BlackRock Core Bond Trust	595	7,860
BlackRock Corporate High Yield Fund, Inc.	1,400	14,784
BlackRock Credit Allocation Income Trust	1,180	14,986
BlackRock Debt Strategies Fund, Inc.	670	7,685
BlackRock Floating Rate Income Strategies Fund, Inc.	410	5,945
BlackRock Floating Rate Income Trust	260	3,596
BlackRock Income Trust, Inc.	704	4,161
BlackRock Limited Duration Income Trust	410	6,248
BlackRock Multi-Sector Income Trust	420	7,279
BlackRock Taxable Municipal Bond Trust	622	13,578
Blackstone / GSO Senior Floating Rate Term Fund	160	2,861

See accompanying Notes to Schedule of Investments.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

February 28, 2018 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES (continued)
Blackstone / GSO Strategic Credit Fund	490	$7,752
Blackstone/GSO Long-Short Credit Income Fund	140	2,241
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	230	2,955
Brookfield Real Assets Income Fund, Inc.	400	8,812
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	315	7,919
Cohen & Steers Select Preferred and Income Fund, Inc.	131	3,461
Credit Suisse High Yield Bond Fund	1,100	2,959
Deutsche High Income Opportunities Fund, Inc.	166	2,483
DoubleLine Funds Trust - DoubleLine Opportunistic Credit Fund	160	3,456
DoubleLine Income Solutions Fund	1,120	22,120
Dreyfus High Yield Strategies Fund	800	2,568
Eagle Point Credit Co., Inc.	190	3,416
Eaton Vance Floating-Rate Income Trust	440	6,446
Eaton Vance Limited Duration Income Fund	1,265	16,534
Eaton Vance Senior Floating-Rate Trust	410	5,937
Eaton Vance Senior Income Trust	415	2,702
Eaton Vance Short Duration Diversified Income Fund	196	2,683
First Trust High Income Long/Short Fund	390	6,181
First Trust Intermediate Duration Preferred & Income Fund	664	15,325
First Trust Senior Floating Rate 2022 Target Term Fund	390	3,650
First Trust Senior Floating Rate Income Fund II	290	3,784
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	211	5,182
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	480	9,216
Flaherty & Crumrine Total Return Fund, Inc.	108	2,149
Franklin Limited Duration Income Trust	240	2,690
Guggenheim Credit Allocation Fund	80	1,800

See accompanying Notes to Schedule of Investments.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

February 28, 2018 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES (continued)
Guggenheim Strategic Opportunities Fund	230	$4,591
Guggenheim Taxable Municipal Managed Duration Trust	190	4,026
Invesco Bond Fund	125	2,279
Invesco Dynamic Credit Opportunities Fund	820	9,504
Invesco High Income 2023 Target Term Fund	260	2,558
Invesco Senior Income Trust	1,980	8,712
Ivy High Income Opportunities Fund	180	2,576
John Hancock Preferred Income Fund	285	5,766
John Hancock Preferred Income Fund II	233	4,637
John Hancock Preferred Income Fund III	346	6,017
John Hancock Premium Dividend Fund	542	8,087
KKR Income Opportunities Fund	160	2,526
MFS Charter Income Trust	590	4,850
MFS Intermediate Income Trust	1,300	5,109
MFS Multimarket Income Trust	850	4,938
Morgan Stanley Emerging Markets Debt Fund, Inc.	220	2,108
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	740	5,846
Neuberger Berman High Yield Strategies Fund, Inc.	210	2,356
New America High Income Fund, Inc. (The)	256	2,266
Nuveen Build America Bond Fund	290	6,015
Nuveen Credit Strategies Income Fund	1,490	12,054
Nuveen Floating Rate Income Fund	620	6,832
Nuveen Floating Rate Income Opportunity Fund	440	4,946
Nuveen Global High Income Fund, Class I	250	4,087
Nuveen High Income December 2018 Target Term Fund	320	3,162
Nuveen High Income December 2019 Target Term Fund	298	2,908
Nuveen High Income November 2021 Target Term Fund	610	5,911
Nuveen Mortgage Opportunity Term Fund	170	4,037

See accompanying Notes to Schedule of Investments.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

February 28, 2018 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES (continued)
Nuveen Preferred & Income Opportunities Fund	1,125	$10,980
Nuveen Preferred & Income Securities Fund	2,223	20,941
Nuveen Preferred & Income Term Fund	249	5,894
Nuveen Senior Income Fund	205	1,330
Nuveen Short Duration Credit Opportunities Fund	110	1,872
Oxford Lane Capital Corp.	200	2,010
PIMCO Corporate & Income Opportunity Fund	820	13,530
PIMCO Corporate & Income Strategy Fund	430	7,254
PIMCO Dynamic Credit and Mortgage Income Fund	1,484	33,034
PIMCO Dynamic Income Fund	530	16,086
PIMCO High Income Fund	1,400	10,444
PIMCO Income Opportunity Fund	160	4,048
PIMCO Income Strategy Fund	270	3,097
PIMCO Income Strategy Fund II	650	6,715
PIMCO Strategic Income Fund, Inc.	460	4,103
Pioneer Floating Rate Trust	270	3,092
Pioneer High Income Trust	320	3,056
Prudential Global Short Duration High Yield Fund, Inc.	450	6,318
Prudential Short Duration High Yield Fund, Inc.	360	5,170
Putnam Master Intermediate Income Trust	630	2,980
Putnam Premier Income Trust	1,291	6,700
Stone Harbor Emerging Markets Income Fund	180	2,876
Templeton Emerging Markets Income Fund	525	6,169
Templeton Global Income Fund	1,470	9,364
Virtus Global Multi-Sector Income Fund	120	1,836
Voya Prime Rate Trust	1,640	8,479
Wells Fargo Income Opportunities Fund	780	6,295
Wells Fargo Multi-Sector Income Fund	380	4,925
Western Asset Emerging Markets Debt Fund, Inc.	669	9,821

See accompanying Notes to Schedule of Investments.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

February 28, 2018 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES (continued)
Western Asset Global Corporate Defined Opportunity Fund, Inc.	160	$2,707
Western Asset Global High Income Fund, Inc.	500	4,785
Western Asset High Income Fund II, Inc.	960	6,365
Western Asset High Income Opportunity Fund, Inc.	1,430	6,964
Western Asset High Yield Defined Opportunity Fund, Inc.	250	3,710
Western Asset Mortgage Defined Opportunity Fund, Inc.	110	2,679
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	670	7,678
Western Asset/Claymore Inflation-Linked Securities & Income Fund	320	3,725
Total Investment Companies
(Cost $703,326)		681,785
MONEY MARKET FUND – 0.8%
BlackRock Treasury Trust, 1.31%(d) (Cost $68,327)	68,327	68,327
Total Investments – 100.1%
(Cost $8,622,873)		8,201,266
Liabilities in Excess of Other Assets – (0.1)%		(5,018)
Net Assets – 100.0%		$8,196,248

*	Non-income producing security.
(a)	Master Limited Partnership (“MLP”)
(b)	Real Estate Investment Trust (“REIT”)
(c)	To the extent the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Rate shown reflects the 7-day yield as of February 28, 2018.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$7,451,154	$–	$–	$7,451,154
Investment Companies	681,785	–	–	681,785
Money Market Fund	68,327	–	–	68,327
Total Investment in Securities	$8,201,266	$–	$–	$8,201,266

For the period ended February 28, 2018, there were no transfers between any levels. As of February 28, 2018 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

Summary of Fair Value Disclosure at February 28, 2018

(Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principles in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	4/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	4/19/2018

* Print the name and title of each signing officer under his or her signature.